UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21614
Eaton Vance Enhanced Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2007

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund                                                                                     as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks (1) — 98.3%

Security	Shares	Value
Aerospace & Defense — 4.9%
Boeing Co.	71,252	$6,851,592
General Dynamics Corp.	164,917	12,899,808
Northrop Grumman Corp.	112,322	8,746,514
Precision Castparts Corp.	37,960	4,606,826
United Technologies Corp.	114,932	8,152,127
		$41,256,867
Air Freight & Logistics — 1.3%
FedEx Corp.	101,404	$11,252,802
		$11,252,802
Auto Components — 1.0%
BorgWarner, Inc.	95,500	$8,216,820
		$8,216,820
Automobiles — 0.5%
Harley-Davidson, Inc.	78,494	$4,679,027
		$4,679,027
Beverages — 1.1%
PepsiCo, Inc.	140,287	$9,097,612
		$9,097,612
Biotechnology — 1.1%
Amgen, Inc. (2)	26,300	$1,454,127
Biogen Idec, Inc. (2)	80,268	4,294,338
BioMarin Pharmaceutical, Inc. (2)	186,815	3,351,461
		$9,099,926
Capital Markets — 10.5%
Bank of New York Co., Inc.	202,310	$8,383,726
Charles Schwab Corp.	448,998	9,213,439
E*Trade Financial Corp. (2)	395,437	8,735,203
Goldman Sachs Group, Inc.	41,870	9,075,322
Invesco PLC	336,400	8,695,940
Mellon Financial Corp.	188,090	8,275,960
Merrill Lynch & Co., Inc.	97,325	8,134,424
Morgan Stanley	119,990	10,064,761
State Street Corp.	131,091	8,966,624
UBS AG	151,528	9,093,195
		$88,638,594
Chemicals — 3.7%
Airgas, Inc.	156,539	$7,498,218
Cytec Industries, Inc.	157,176	10,023,114

E.I. du Pont de Nemours & Co.	126,969	$6,455,104
Ecolab, Inc.	177,770	7,590,779
		$31,567,215
Commercial Banks — 0.8%
Wachovia Corp.	127,500	$6,534,375
		$6,534,375
Communications Equipment — 2.3%
Cisco Systems, Inc. (2)	393,212	$10,950,954
Corning, Inc. (2)	327,630	8,370,947
		$19,321,901
Computer Peripherals — 3.7%
Apple, Inc. (2)	127,817	$15,598,787
International Business Machines Corp.	93,052	9,793,723
SanDisk Corp. (2)	115,000	5,628,100
		$31,020,610
Construction & Engineering — 1.3%
Fluor Corp.	98,953	$11,020,396
		$11,020,396
Consumer Finance — 1.4%
American Express Co.	195,169	$11,940,439
		$11,940,439
Diversified Financial Services — 1.3%
JPMorgan Chase & Co.	225,763	$10,938,217
		$10,938,217
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	239,126	$9,923,729
		$9,923,729
Electric Utilities — 1.3%
Edison International	193,446	$10,856,190
		$10,856,190
Electrical Equipment — 0.8%
Emerson Electric Co.	138,142	$6,465,046
		$6,465,046
Energy Equipment & Services — 3.1%
Nabors Industries, Ltd. (2)	162,525	$5,425,085
Schlumberger, Ltd.	131,106	11,136,144
Transocean, Inc. (2)	92,149	9,765,951
		$26,327,180
Food & Staples Retailing — 3.8%
BJ’s Wholesale Club, Inc. (2)	217,089	$7,821,717
Safeway, Inc.	186,237	6,337,645

Walgreen Co.	209,750	$9,132,515
Wal-Mart Stores, Inc.	173,393	8,341,937
		$31,633,814
Food Products — 1.3%
Kraft Foods, Inc.	45,945	$1,619,561
William Wrigley Jr. Co.	162,792	9,004,026
		$10,623,587
Health Care Equipment & Supplies — 5.3%
Edwards Lifesciences Corp. (2)	138,974	$6,856,977
Hospira, Inc. (2)	247,613	9,666,812
Medtronic, Inc.	217,249	11,266,533
Respironics, Inc. (2)	120,380	5,126,984
Zimmer Holdings, Inc. (2)	139,566	11,847,758
		$44,765,064
Hotels, Restaurants & Leisure — 2.7%
Starwood Hotels and Resorts Worldwide, Inc.	178,955	$12,002,512
Yum! Brands, Inc.	323,332	10,579,423
		$22,581,935
Household Products — 1.9%
Colgate-Palmolive Co.	122,002	$7,911,830
Procter & Gamble Co.	133,939	8,195,727
		$16,107,557
Independent Power Producers & Energy Traders — 0.9%
Mirant Corp. (2)	171,685	$7,322,365
		$7,322,365
Insurance — 4.5%
Allstate Corp. (The)	147,936	$9,099,543
Assurant, Inc.	166,960	9,837,283
Lincoln National Corp.	126,353	8,964,745
W. R. Berkley Corp.	113,500	3,693,290
Willis Group Holdings, Ltd.	148,942	6,562,385
		$38,157,246
Internet Software & Services — 1.1%
Google, Inc., Class A (2)	17,200	$9,002,136
		$9,002,136
IT Services — 1.3%
Paychex, Inc.	270,790	$10,593,305
		$10,593,305
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc. (2)	194,263	$10,047,282
		$10,047,282

Machinery — 1.9%
Danaher Corp.	85,104	$6,425,352
Parker Hannifin Corp.	96,422	9,440,678
		$15,866,030
Media — 2.7%
Comcast Corp., Class A (2)	503,924	$14,170,343
Time Warner, Inc.	400,849	8,433,863
		$22,604,206
Multiline Retail — 1.0%
Macy’s, Inc.	214,918	$8,549,438
		$8,549,438
Multi-Utilities — 0.9%
CMS Energy Corp.	464,178	$7,983,862
		$7,983,862
Oil, Gas & Consumable Fuels — 7.8%
Anadarko Petroleum Corp.	177,572	$9,231,968
Exxon Mobil Corp.	242,510	20,341,739
Hess Corp.	147,261	8,682,509
Occidental Petroleum Corp.	74,613	4,318,600
Suncor Energy, Inc.	91,111	8,192,701
Western Refining, Inc.	106,517	6,156,683
Williams Co., Inc.	264,933	8,377,181
		$65,301,381
Personal Products — 0.5%
Herbalife, Ltd.	97,265	$3,856,557
		$3,856,557
Pharmaceuticals — 4.2%
Allergan, Inc.	165,818	$9,557,750
Schering-Plough Corp.	393,269	11,971,108
Shire PLC ADR	78,500	5,819,205
Wyeth	138,475	7,940,157
		$35,288,220
Real Estate Investment Trusts (REITs) — 0.7%
Vornado Realty Trust	56,954	$6,255,827
		$6,255,827
Semiconductors & Semiconductor Equipment — 5.3%
Applied Materials, Inc.	422,758	$8,400,201
Broadcom Corp., Class A (2)	142,419	4,165,756
Intel Corp.	229,507	5,453,086
Marvell Technology Group, Ltd. (2)	306,719	5,585,353

Micron Technology, Inc. (2)	769,874	$9,646,521
Texas Instruments, Inc.	297,702	11,202,526
		$44,453,443
Software — 2.6%
Microsoft Corp.	492,811	$14,523,140
Oracle Corp. (2)	363,896	7,172,390
		$21,695,530
Specialty Retail — 2.0%
Bed Bath & Beyond, Inc. (2)	245,175	$8,823,848
Best Buy Co., Inc.	170,946	7,978,050
		$16,801,898
Textiles, Apparel & Luxury Goods — 1.3%
Nike, Inc., Class B	191,386	$11,155,890
		$11,155,890
Thrifts & Mortgage Finance — 0.5%
Freddie Mac	73,895	$4,485,427
		$4,485,427
Tobacco — 0.5%
Altria Group, Inc.	66,133	$4,638,569
		$4,638,569
Wireless Telecommunication Services — 1.1%
Alltel Corp.	49,998	$3,377,365
NII Holdings, Inc. (2)	74,106	5,983,318
		$9,360,683
Total Common Stocks (identified cost $782,618,631)		$827,288,198

Short-Term Investments — 4.6%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.82% (3)	38,672	$38,672,378
Total Short-Term Investments (identified cost, $38,672,378)		$38,672,378
Total Investments — 102.9% (identified cost $821,291,009)		$865,960,576

Covered Call Options Written — (2.9%)

Type of Contract	Number of Contracts	Premium Received	Value
Airgas, Inc., Expires 07/21/07, Strike 45.00	1,565	$261,507	$(547,750)
Allergan, Inc., Expires 07/21/07, Strike 57.50	560	150,386	(75,600)
Allstate Corp., Expires 07/21/07, Strike 62.50	970	234,830	(53,350)
Alltel Corp., Expires 07/21/07, Strike 65.00	499	123,302	(142,214)
Altria Group, Inc., Expires 09/22/07, Strike 70.00	245	50,739	(63,945)
American Express Co., Expires 07/21/07, Strike 57.50	1,035	205,155	(414,000)
Amgen, Inc., Expires 07/21/07, Strike 65.00	100	31,710	(500)
Anadarko Petroleum Corp., Expires 08/18/07, Strike 50.00	1,125	216,109	(402,750)
Apple, Inc., Expires 07/21/07, Strike 105.00	604	254,944	(1,069,080)
Apple, Inc., Expires 07/21/07, Strike 115.00	674	102,514	(620,080)
Applied Materials, Inc., Expires 07/20/07, Strike 19.00	1,995	224,354	(223,440)
Assurant, Inc., Expires 09/22/07, Strike 60.00	910	188,458	(166,075)
AT&T, Inc., Expires 07/21/07, Strike 40.00	1,000	142,270	(165,000)
Bank New York Co., Inc., Expires 10/20/07, Strike 40.00	1,385	214,118	(429,350)
Best Buy Co., Expires 09/22/07, Strike 45.00	580	146,216	(203,000)
Biogen Idec, Inc., Expires 07/21/07, Strike 50.00	490	89,228	(176,400)
Biomarin Pharmacy, Inc., Expires 07/21/07, Strike 17.50	1,080	65,987	(67,500)
BJ’s Wholesales Club, Inc., Expires 09/22/07, Strike 40.00	2,170	212,743	(130,200)
Boeing Co., Expires 08/18/07, Strike 100.00	712	177,712	(115,344)
BorgWarner, Inc., Expires 07/21/07, Strike 75.00	955	391,639	(1,060,050)
Broadcom Corp., Class A, Expires 08/18/07, Strike 35.00	865	161,839	(21,625)
Charles Schwab Corp., Expires 09/22/07, Strike 22.50	2,835	208,653	(155,925)
Cisco Systems, Inc., Expires 07/21/07, Strike 27.50	1,675	152,590	(125,625)
Colgate-Palmolive Co., Expires 08/18/07, Strike 70.00	1,220	68,441	(18,300)
Comcast Corp., Class A, Expires 07/21/07, Strike 27.50	2,905	282,067	(246,925)
Corning, Inc., Expires 08/18/07, Strike 25.00	2,225	311,606	(356,000)
Cytec Industries, Inc., Expires 08/18/07, Strike 60.00	950	220,492	(451,250)
Danaher Corp., Expires 09/22/07, Strike 75.00	851	125,674	(331,890)
E*Trade Financial Corp., Expires 07/21/07, Strike 22.50	2,725	336,817	(163,500)
E.I. du Pont de Nemours & Co., Expires 07/21/07, Strike 52.50	890	97,542	(26,700)
Ecolab, Inc., Expires 10/20/07, Strike 45.00	820	110,370	(90,200)

Edison International, Expires 07/21/07, Strike 55.00	1,934	$279,710	$(454,490)
Edwards Lifesciences Corp., Expires 08/18/07, Strike 50.00	635	174,527	(73,025)
Emerson Electric Co., Expires 09/22/07, Strike 50.00	1,381	175,202	(89,765)
Exxon Mobil Corp., Expires 07/21/07, Strike 80.00	1,505	448,152	(692,300)
FedEx Corp., Expires 07/21/07, Strike 110.00	590	229,967	(168,150)
Fluor Corp., Expires 07/21/07, Strike 95.00	989	521,294	(1,592,290)
Freddie Mac, Expires 10/20/07, Strike 65.00	385	72,852	(55,825)
General Dynamics Corp., Expires 08/18/07, Strike 85.00	1,649	217,829	(57,715)
Goldman Sachs Group, Inc., Expires 07/21/07, Strike 230.00	320	283,868	(30,400)
Google, Inc., Class A, Expires 09/22/07, Strike 520.00	70	187,647	(210,700)
Harley Davidson, Inc., Expires 07/21/07, Strike 65.00	500	98,603	(12,500)
Herbalife Ltd., Expires 08/18/07, Strike 40.00	290	74,558	(44,950)
Hess Corp., Expires 08/18/07, Strike 60.00	995	250,836	(233,825)
Hospira, Inc., Expires 08/18/07, Strike 40 .00	1,435	232,610	(229,600)
Intel Corp., Expires 07/21/07, Strike 22.50	1,365	126,397	(210,210)
International Business Machines Corp., Expires 07/21/07, Strike 105.00	615	135,052	(129,150)
JPMorgan Chase & Co., Expires 09/22/07, Strike 52.50	1,565	127,045	(84,510)
Lincoln National Corp., Expires 07/21/07, Strike 75.00	1,263	214,201	(15,787)
Macy’s, Inc., Expires 08/18/07, Strike 40.00	1,150	169,162	(258,750)
Marvell Technology Group, Ltd., Expires 08/18/07, Strike 17.50	1,095	205,003	(180,675)
Medtronic, Inc., Expires 08/18/07, Strike 55.00	1,270	164,259	(74,930)
Mellon Financial Corp., Expires 09/22/07, Strike 45.00	1,880	248,344	(357,200)
Merrill Lynch & Co., Inc., Expires 07/21/07, Strike 95.00	973	223,884	(9,730)
Micron Technology, Inc., Expires 10/20/07, Strike 12.00	3,985	476,599	(557,900)
Microsoft Corp., Expires 07/21/07, Strike 30.00	1,780	152,363	(69,420)
Mirant Corp., Expires 09/22/07, Strike 45.00	925	233,189	(178,063)
Morgan Stanley, Expires 07/21/07, Strike 80.00	595	266,020	(273,700)
Nabors Industries, Ltd., Expires 09/22/07, Strike 37.50	1,215	136,199	(91,125)
NII Holdings, Inc., Expires 09/22/07, Strike 85.00	570	192,144	(179,550)
Nike, Inc., Expires 07/21/07, Strike 52.50	1,913	515,737	(1,147,800)

Northrop Grumman Corp., Expires 08/18/07, Strike 80.00	1,123	$99,496	$(131,953)
Occidental Petroleum Corp., Expires 11/17/07, Strike 60.00	495	156,962	(173,250)
Oracle Corp., Expires 09/22/07, Strike 20.00	2,160	209,733	(200,880)
Parker Hannifin Corp., Expires 08/18/07, Strike 90.00	675	328,787	(695,250)
Paychex, Inc., Expires 09/22/07, Strike 37.50	1,750	373,252	(468,125)
PepsiCo, Inc., Expires 07/21/07, Strike 65.00	1,302	176,988	(123,690)
Precision Castparts Corp., Expires 09/22/07, Strike 120.00	255	191,066	(191,250)
Procter & Gamble Co., Expires 10/20/07, Strike 65.00	640	56,703	(57,600)
Respironics, Inc., Expires 07/21/07, Strike 45.00	1,118	91,226	(5,590)
Safeway, Inc., Expires 09/22/07, Strike 35.00	1,862	343,720	(274,645)
SanDisk Corp., Expires 07/21/07, Strike 42.50	570	155,095	(370,500)
Schering-Plough Corp., Expires 08/18/07, Strike 30.00	3,932	290,098	(530,820)
Schlumberger, Ltd., Expires 08/18/07, Strike 85.00	1,311	386,215	(537,510)
Shire PLC ADR, Expires 07/21/07, Strike 65.00	400	134,838	(386,000)
Starwood Hotels & Resorts Worldwide, Inc., Expires 08/18/07, Strike 70.00	1,240	427,235	(210,800)
State Street Corp., Expires 08/18/07, Strike 70.00	815	160,634	(130,400)
Suncor Energy, Inc., Expires 09/22/07, Strike 95.00	570	212,493	(205,770)
Texas Instruments, Inc., Expires 07/21/07, Strike 35.00	2,060	351,101	(601,520)
Thermo Fisher Scientific, Inc., Expires 09/22/07, Strike 55.00	1,942	295,374	(203,910)
Time Warner, Inc., Expires 07/21/07, Strike 20.00	850	105,908	(97,750)
Transocean, Inc., Expires 08/18/07, Strike 100.00	730	326,378	(657,000)
UBS AG, Expires 09/22/07, Strike 65.00	930	155,401	(83,700)
United Technologies Corp., Expires 08/18/07, Strike 70.00	1,149	212,102	(315,975)
Vornado Realty Trust, Expires 09/22/07, Strike 115.00	330	140,941	(105,600)
W. R. Berkley Corp., Expires 10/20/07, Strike 35.00	1,135	69,915	(90,800)
Wachovia Corp., Expires 07/21/07, Strike 55.00	895	175,659	(8,950)
Walgreen Co., Expires 07/21/07, Strike 45.00	1,480	225,104	(29,600)
Wal-Mart Store, Inc., Expires 09/22/07, Strike 50.00	850	105,908	(85,000)
Western Refining, Inc., Expires 09/22/07, Strike 55.00	480	211,696	(312,000)
William Wrigley Jr. Co., Expires 09/22/07, Strike 55.00	880	208,671	(202,400)
Williams Co., Expires 08/18/07, Strike 32.50	2,649	323,438	(264,900)
Willis Group Holdings, Ltd., Expires 07/21/07, Strike 40.00	19	3,935	(7,885)

Wyeth, Expires 07/21/07, Strike 57.50	705	$84,317	$(84,600)
Yum! Brands, Inc., Expires 07/21/07, Strike 32.50	3,232	253,870	(342,592)
Zimmer Holdings, Inc., Expires 09/22/07, Strike 90.00	960	194,080	(141,600)
Total Covered Call Options Written (premiums received $19,631,603)			$(24,207,418)
Other Assets, Less Liabilities — (0.0)%			$(138,527)
Net Assets — 100.0%			$841,614,631

ADR	—	American Depository Receipt
(1)		A portion of each common stock holding has been segregated as collateral for its corresponding options written.
(2)		Non-income producing security.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$822,346,099
Gross unrealized appreciation	$54,343,972
Gross unrealized depreciation	(10,729,495)
Net unrealized appreciation	$43,614,477

Written call option activity for the period ended June 30, 2007 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	121,044	$24,036,509
Options written	346,807	61,340,001
Options terminated in closing purchase transactions	(305,539)	(55,335,989)
Options expired	(49,366)	(10,408,918)
Outstanding, end of period	112,946	$19,631,603

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date:	August 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date:	August 21, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date:	August 21, 2007